LoanID	Investor ID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception Type	Exception Grade	Exception	Exception Comments	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of LiXXXtation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	KBRA Exception Level Grade	S&P Exception Level Grade	Date Reported	Date Cure Provided	Cured?	Cleared	Issue with Cure Doc	Unable to Clear	Response Pending Review	QM Status	Seller Comments	TPR Additional Comments
XXXXX	5000012929	XXXXX		XXXXX	Credit	2	Loan amount exceeds maximum allowed per program guidelines
Lender approved exception was documented in file for loan amount of $XXXXXX in which the max program loan amount for a rural property is $XXX.
Using the following compensating factors: Low LTV/CLTV of XXX%/XXXX%. Borrower self employed XXX+ years, and Co-Borrower employed XXX+ years, Co-Borrower has bonus income not used to qualify. Qualifying FICO of XXX, XxXX on XXX lien with XXX+ year mortgage history no reported lates, borrower has been making additional principal payments on the XXX lien, no derogatory installment/revolving debt on credit.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	07/30/2024	09/18/2024	No	No				Non-QM: Lender documented all ATR UW factors	Lender approved exception in file.
Reviewed with Client.  Client will Acknowledge and downgrade to B/X grade with compensating factors:  Low LTV/CLTV of XX.XXX%/XX.XXX%. Borrower self employed X+ years, and Co-Borrower employed X+ years, Co-Borrower has bonus income not used to qualify. Qualifying FICO of XXX, XxXX on XXX lien with X+ year mortgage history no reported lates, borrower has been making additional principal payments on the XXX lien, no derogatory installment/revolving debt on credit.
Edit   Delete

XXXXX	5000012941	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender used housing payment less than audited amount. Amount used is from the previous payment without updated escrow based on the escrow analysis on pg.XXX in the file.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/31/2024	08/12/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	XXX lien PITI in place at time of closing was $XXX, which aligns with XXXX. This is allowed by Investor.
Documentation provided by the Client and a re-review of the qualifying housing payment reflect that the actual monthly hazard insurance preXXXum is $XXX.XX. This change results in a DTI that is within guidelines. Finding resolved.

XXXXX	5000012947	XXXXX		XXXXX	Compliance	1	Missing QM/ATR Checklist	Missing Ability to Repay Certification.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/31/2024		No	Yes				Non-QM: Lender documented all ATR UW factors		Invalid. Internal document only.
XXXXX	5000012971	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XXX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX, the XXX lien payment is $XXX, the hazard insurance is $XXX, the property taxes are $XXX with a remaining other amount of $XXX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/31/2024	08/12/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $XXX.XX, which aligns with XXXX. Breakdown attached. This is allowed by Investor.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000012977	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX% Taxes and Insurance:  The lender failed to include the variance between the higher, actual taxes/insurance payments and the lower TI being collected by the senior lien.  The insurance preXXXum had increased since being renewed, which was not accounted for by the sr lien escrows; in addition, the sr lien was not escrowing for taxes on XXX of the XXX parcels associated with the subject property, as per the legal description and the title search.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/31/2024	08/23/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Please see attached response and updates. The loan remains in tolerance.	Documentation provided by the Client is sufficient to resolve the issue. Audit updated the system to include the updated income resulting in a DTI that is within guidelines. Finding resolved.
XXXXX	5000012977	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete
The lender did not include the full taxes and insurance payments into the DTI. The lender included the full PITI payment being collected by the senior lien, however the TI being escrowed did not include the higher hazard insurance renewed preXXXum amount and did not include taxes from XXX of the XXX parcels associated with the subject property.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/02/2024	08/23/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Please see attached response and updates. The loan remains in tolerance.	Documentation provided by the Client is sufficient to resolve the issue. Audit updated the system to include the updated income resulting in a DTI that is within guidelines. Finding resolved.
XXXXX	5000012995	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI
Audited DTI of XXX% exceeds Guideline DTI of XXX%. The credit report shows the liability with XXX/XXX acct#XXX balance $XXX and reflects the monthly payment is variable. The lender used $XXX as monthly payment., Using XXX% of the balance is $XXX/month which increased the DTI to XXX%. There is no additional documentation or credit supplement to support $XXX as monthly payment. Please provide verification that monthly payment is only $XXX or provide an exception for the DTI.
Edit   Delete
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/06/2024		No	No				QM: Safe Harbor APOR (APOR SH)	The liabilities have been updated to the correct amount per most recent credit report. Please see attached comments/DTI exception request.	Reviewed with Client. Client will Acknowledge and allow downgrade to B/X grade with compensating factors: No mortgage lates, XXX FICO, CLTV of XX%. ; Audited DTI of XX.XX% exceeds Guideline DTI of XX%
XXXXX	5000012995	XXXXX		XXXXX	Credit	1	Missing Payment History
we received the statements from XXX acct#XXX verifying the monthly mortgage payments to XXX for $XXX per months. Payments go back to XXX. However we are Missing the statement dated XXX-XXX verifying that XXX payment was made on time to support XxXXxXX
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2024	09/16/2024	No	Yes				QM: Safe Harbor APOR (APOR SH)	Please see pay history confirming payments were made on time. XXXXXXX	Documentation provided by the Client is sufficient to resolve the issue. Payment history provided shows payments were made on time.
XXXXX	5000012997	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/01/2024		No	Yes				QM: Safe Harbor APOR (APOR SH)		Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%
XXXXX	5000013033	XXXXX		XXXXX	Credit	1	Flood Insurance Effective Date is after the Note Date
Flood Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX Page XXX shows the current policy expires on XX/XX/XXXX so it is in effect currently before the note date. Policy number is XXX and coverage is $XXX under XXX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/31/2024	08/12/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Insurance policy XXXX-XXXX attached
Documentation provided by the Client and information in the loan file reflect the flood insurance policy was in effect prior to the Note date. Finding resolved.; Flood Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Or Flood Insurance Effective Date Is Not Provided

XXXXX	5000013147	XXXXX		XXXXX	Compliance	1	Missing QM/ATR Checklist	The loan file is missing the XXX XXX Lien Underwriting Checklist signed by the Lender.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/01/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Invalid. Internal document only.
XXXXX	5000013169	XXXXX		XXXXX	Compliance	1	Missing QM/ATR Checklist	Subject loan is QM higher Priced and Missing XXX XXX Lien Underwriting Checklist.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/01/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Invalid. Internal document only.
XXXXX	5000013285	XXXXX		XXXXX	Compliance	1	Higher-Priced Mortgage Loan Test
HPML unable to be downgraded due to Missing evidence of borrower's receipt of the appraisal at least three business days prior to consummation.  This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2024		No	Yes				Non-QM: Lender documented all ATR UW factors		Appraisal receipt in file; exception resolved
XXXXX	5000013285	XXXXX		XXXXX	Compliance	1	XXX Nonprime Home Loan Test
HPML unable to be downgraded due to Missing evidence of borrower's receipt of the appraisal at least three business days prior to consummation.  This loan failed the XXX nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Nonprime Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Nonprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2024		No	Yes				Non-QM: Lender documented all ATR UW factors		Appraisal receipt in file; exception resolved
XXXXX	5000013285	XXXXX		XXXXX	Compliance	1	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Missing evidence borrower received the appraisal at least three days prior to consummation.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/14/2024		No	Yes				Non-QM: Lender documented all ATR UW factors		Appraisal receipt in file; exception resolved; Evidence of Appraisal Delivery to the Borrower Provided.
XXXXX	5000013327	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
Current XXX lien mortgage is escrowed, but we are Missing the escrows analysis to verify the breakdown of the payment to confirm what P&I payment is on the first mortgage. Please provide the breakdown for PITI on the XXX lien
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/01/2024	08/21/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX. This is allowed by Investor.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000013435	XXXXX		XXXXX	Compliance	1	XXX HLPA High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:
 (XXX HB XXXX, § XX, XX-X-X-X)

The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; or
The home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.
 Documentation required: Please provide evidence of par rate for testing or cure. The points and fees exceeds the X% threshold by $X.XX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Undiscounted rate provided; Exception resolved; Undiscounted rate provided; Exception resolved
XXXXX	5000013437	XXXXX		XXXXX	Credit	2	Audited HCLTV Exceeds Guideline HCLTV
Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% The balance of the XXX mortgage of $XXX,XXX.XX + the subject mortgages = $XXX,XXX / $XXX,XXX (value) give an HCLTV of XX.XX% which is Over the CLTV guidelines of XX%. The lender used a balance of $XXX,XXX for the first lien and there is no evidence in the file to verify the lower balance.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/01/2024		No	No				QM: Higher Priced APOR (APOR HP)		Client Acknowledged and downgraded.
XXXXX	5000013437	XXXXX		XXXXX	Credit	2	Audited CLTV Exceeds Guideline CLTV
Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% The balance of the XXX mortgage of $XXX,XXX.XX + the subject mortgages = $XXX,XXX / $XXX,XXX (value) give an LTV of XX.XX% which is Over the CLTV guidelines of XX%. The lender used a balance of $XXX,XXX for the first lien and there is no evidence in the file to verify the lower balance.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/01/2024		No	No				QM: Higher Priced APOR (APOR HP)		Client Acknowledged and downgraded.
XXXXX	5000013487	XXXXX		XXXXX	Compliance	1	Missing QM/ATR Checklist	The loan is Higher Priced and the Ability to Repay Certification (completed by the Underwriter) is missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/07/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Invalid. Internal document only.
XXXXX	5000013569	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
Missing documentation to confirm full annual property taxes. The title report in file reflects only annual County taxes of $X,XXX.XX and lists Township and School taxes as unavailable.  The escrow analysis in file indicates annual taxes as of XX/XXXX of $X,XXX.XX which was not verified.   Please provide most recent tax bill to confirm full annual tax amount for proper qualification.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/08/2024	08/19/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	As the XXX holder, see attached evidence of account escrow information for PITI calculation at time of closing, which aligns to the XXXX..	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000013621	XXXXX		XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Taxes and Insurance documents for XXX were not provided to support amount shown on final XXXX of $XX.XX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2024	08/19/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
XXX is a XXX that is attached to the back of the property that is currently attached to the current lien with XXX. See legal description of current property with mention of: Part of XXX XX, XXX "XXX. The mentioned address is already part of the current lien and will be listed on new loan also.
																																	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000013645	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% "Lender approved exception was documented in file for DTI of XX.XXX%	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/09/2024		No	No				QM: Higher Priced APOR (APOR HP)
Acknowledged by Client and downgraded.  Low CLTV of XX.XXX%, Borrower stable monthly salary, low front-end DTI ratio of XX.XXX%, qualifying fico XXX, XxXX on XXX lien with X + years history and no reported mortgage late on credit, No derogatory/installment/other debt on credit.

XXXXX	5000013717	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.X% exceeds Guideline DTI of XX% Updated credit report dated X/XX/XXXX that shows more liabilities than the prior credit report dated X/XX/XXXX that raises DTI to exceed max XX% - Lender did include the additional debts
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/27/2024	09/05/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	All debts from X/XX XXX are noted on the Final XXXX and accounted for in all other payments on XXXX of $XXX. All other debts are noted as being paid-off at closing.
Documentation supplied by the Client is sufficient to resolve the DTI issue. Audit also updated the annual flood insurance preXXXum to $XXX or $XX.XX monthly, which resulted in a DTI within the guideline XXX. Finding cleared.

XXXXX	5000013739	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing documentation to support HOA fees of $XXX.XX/monthly reflected on the XXXX in file. Per the tax record the HOAs are $XXX annually	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/25/2024	09/11/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	This loan does not have HOA fees Updated XXXX attached.	Documentation provided by the Client is sufficient to resolve the issue. Audit removed HOA dues and finding was cleared.
XXXXX	5000013839	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The file contains the hazard renewal policy for the subject property. The lender used the old policy preXXXum to qualify $XXXX instead of using the renewal preXXXum of $XXXX. Using the renewal preXXXum causes the DTI to increase to XX.XX% which exceeds the maximum allowed.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/27/2024	09/13/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	See attached XXX lien PITI reflecting escrowed monthly HOI dues at time of closing; See attached XXX lien PITI reflecting escrowed monthly HOI dues at time of closing, which Investor allows.	Received escrow amounts at time of close. Resolved.
XXXXX	5000013863	XXXXX		XXXXX	Credit	1	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard insurance policy located in the loan file is missing the annual preXXXum. Please provide verification of the annual preXXXum.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/28/2024	09/11/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	See attached XXX lien PITI reflecting escrowed monthly HOI dues at time of closing.	Documentation provided by the Client is sufficient to resolve the issue. Hazard insurance was updated and finding was cleared.; Hazard Insurance Policy is fully present
XXXXX	5000013877	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender failed to include hazard insurance and property taxes in the DTI ratio.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/01/2024	08/23/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	We’ve updated the loan file to include the taxes and insurance for the property. Please see explanation on income update and attached XXXX reflecting updates. The loan remains in Tolerance.
Documentation provided by the Client is sufficient to resolve the issue. Audit updated the Borrower's income to include other income that has been consistent over the previous X.X years resulting in a DTI that is now within tolerance. Finding cleared.

XXXXX	5000013879	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Variance in DTI due to lender using full PITI for the XXX Lien and not including taxes and insurance in the current transaction. XXXX shows lenders total housing payment is $XXXX.XX vs audit review housing payment of $XXXX.XX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/09/2024	08/26/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX. This is allowed by Investor. ; XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX. This is allowed by Investor.
																																	Documentation provided by the Client is sufficient to resolve the DTI issue. Finding cleared.; Analysis provided with HOI at time of close.
XXXXX	5000013897	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds guidelines of XX% due to lender using a lower amount of $XXX.XX for taxes, actual taxes per title opinion in file is $XXX.XX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/01/2024	08/12/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX. This is allowed by Investor.	Documentation provided by the Client is sufficient to resolve the finding. DTI is at XX% and now within guidelines.
XXXXX	5000013911	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/03/2024	08/21/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX. This is allowed by Investor.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000013917	XXXXX		XXXXX	Credit	1	Property Title Issue
Property Title Issue The title is vested since the X/XX/XX Quitclaim Deed with the borrower's name as "XXX".  However,  the title search XXXstyped the name as "XXX", and therefore all mortgage documentation listed the borrower's name as "XXX".  However, a letter from the borrower's attorney states that the legal name of the borrower is "XXX", and that title and lender failed to correct the legal name on all documentation.  The borrower signed their name as their actual name of "XXX".
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/04/2024	09/16/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	See attached re-recorded mortgage with name correction	The documentation provided by the Client is sufficient to resolve the title issue. Finding cleared.; Property Title Issue Resolved
XXXXX	5000013981	XXXXX		XXXXX	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert First lien information isn't indicating an amount for taxes in breakdown of escrow and title doesn't show figures available.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/09/2024	08/19/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
These products do not include a tax cert, the property report only indicates tax data that the treasurer has readily available online. As the XXX holder, see attached evidence of account escrow information for PITI calculation at time of closing, which aligns to the XXXX..
																																	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Property Tax Cert Provided
XXXXX	5000014043	XXXXX		XXXXX	Compliance	1	Missing QM/ATR Checklist	Missing Ability to Repay Certification/XXX XXX Lien Underwriting Checklist completed by Lender required on all Higher Priced QM Loans.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/02/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Invalid. Internal document only.
XXXXX	5000014069	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The lender used the taxes and insurance figures from the first lien information; however, these figures increased causing the audit proposed PITIA to be $XXXX.XX as opposed to the lender proposed PITIA of $XXXX.XX.  This caused the audit DTI to be XX.XX%.  XXX XXX Lien Program Matrix XXXX.X.XX vX.XX reflects a maximum DTI of XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/04/2024	08/12/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX. This is allowed by Investor.	Documentation provided by the Client is sufficient to resolve the DTI issue. DTI adjusts to XX.XX% and is now within guidelines.
XXXXX	5000014265	XXXXX		XXXXX	Compliance	1	XXX HLPA High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:
 (XXX HB XXXX, § XX, XX-X-X-X)

The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; or
The home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.
 Unable to exclude discount points due to Missing undiscounted rate.  Unable to determine if discount points are bona fide.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Undiscounted rate provided; Exception resolved; Undiscounted rate provided; Exception resolved
XXXXX	5000014297	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender did not use current tax and HOI monthly payment when calculating DTI. The difference is $XX.XX in the monthly escrow payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/06/2024	08/21/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $XXX.XX, which aligns with XXXX.	Escrow amounts at time of origination provided. Exception cleared.
XXXXX	5000014405	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The file is missing verification of Other payment reflected on the XXXX for $XXX included in the subject PITI payment. Please provide verification of the payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/02/2024	08/12/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $X,XXX.XX. This is allowed by Investor. The $XXX Other payment was invalid. Updated XXXX attached. DTI adjusted down to XX.XXX.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000014437	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing the Other payment reflected on the XXXX for $XXX.XX. The escrow analysis does not reflect a shortage however, does reflect XXX of $XXX.XX annual or $XX.XX/mo.  Please provide verification of the additional $XX.XX
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/14/2024	08/27/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
XXX lien PITI in place at time of closing was $XXX.XX, which aligns with XXXX. The other payment should have reflected $XX.XX vs $XXX.XX to cover FHAXXXP. Updated XXXX attached. DTI decreased from XX.XXX to XX.XXX
																																	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000014449	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The "other" payment of $X.XX shown on the TransXXXttal Summary (XXXX) was not verified by the documentation in the file. Please provide verification of this payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/05/2024	08/19/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $X,XXX.XX. This is allowed by Investor. The $X.XX Other payment was invalid. Updated XXXX attached. DTI adjusted down to XX.XXX.
The documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; The XXXX reflects an Other payment of $X.XX The escrow analysis reflected with a shortage of $X.XX. Please provide evidence of the additional of $X.XX

XXXXX	5000014529	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing File contains a google search of the company the borrower works for but no verification on the employment status.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/11/2024	08/19/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	VOE attached and verified on X/XX/XX.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Borrower X XXX Party VOE Prior to Close Was Provided
XXXXX	5000014593	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% X.) Base Salary: The audit calculated the base income using the weekly base salary of $X,XXX alone, giving a monthly average of $X,XXX.  The lender used a higher income of $X,XXX.XX based on the XXXX/XXXX base salary average from the WVOE (pg XXX).  However, according to the paystubs, the base salary on the WVOE includes incentive pay that should not be included the the borrower's base salary average.  Therefore, the XXXX and XXXX base salaries are skewed.  No explanation was provided by the borrower or employer regarding the incentive pay and if any additional incentive pay would be received in XXXX.  The "base salary" from the WVOE is declining from XXXX to XXXX, and if no other incentive pay is received in XXXX, the year-end "base pay + incentive" will also be declining.  Therefore, the base salary using the weekly pay is the only stable income the audit considered for base pay calculations.  X.) Bonus Pay: The audit calculated a slightly lower bonus pay of $X,XXX.XX compared to the lender's calculation of $X,XXX.XX.  This is because the lender used a XXXX start date of X/X/XX and a paid to end date of X/XX/XX from the WVOE "current as of" date.  However, the correct XXXX pay range is from XX/XX/XX to X/XX/XX, since the borrower is paid on a weekly basis starting on Wednesdays and ending on Tuesdays.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/08/2024	09/05/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Please see revised income calc and updated XXXX. DTI remains in tolerance.	Documentation supplied by the Client is sufficient to resolve the DTI issue. The income was updated and re-calculated and the DTI is now in tolerance. Finding cleared.
XXXXX	5000014615	XXXXX		XXXXX	Compliance	1	Qualified Mortgage APR Threshold Test
This loan failed the qualified mortgage APR threshold test. (XX CFR §XXXX.XX(e)(X)(vi))A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to ($XXX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than ($XXX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than ($XXX,XXX.XX) but greater than or equal to ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than ($XX,XXX.XX), and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2024		No	Yes				Non-QM: Lender documented all ATR UW factors		Agree, loan was originated as non QM
XXXXX	5000014703	XXXXX		XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to confirm no monthly HOA dues present on REO property located at XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/29/2024	09/11/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	See attached from when property sold in XXXX reflecting property is not in an HOA.	Documentation provided by the Client is sufficient to resolve the issue. It confirms the property is not in an HOA and there are no HOA dues. Finding cleared.
XXXXX	5000014791	XXXXX		XXXXX	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert Missing tax cert and current taxes shows unavailable on the title search in file. Provide evidence of annual taxes	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/03/2024	09/11/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
These products do not include a tax cert, the property report only indicates tax data that the treasurer has readily available online. As the XXX holder, see attached evidence of account escrow information for PITI calculation at time of closing, which aligns to the XXXX.
																																	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Property Tax Cert Provided
XXXXX	5000014801	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender did not include Taxes and Insurance into the overall DTI calculation.  The XXX lien does not escrow as reflected on the payment history.  When including the annual taxes and insurance, the DTI increased from XX.XXX% to XX.XX% which exceeds the max XX% allowed per guidelines.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/13/2024	09/05/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	Please see updated proposed housing and revised income calc. DTI remains in tolerance.	Documentation provided by the Client is sufficient to resolve the DTI issue. Audit updated income and DTI issue is now resolved. Finding cleared.
XXXXX	5000014841	XXXXX		XXXXX	Credit	1	Borrower X Award Letter Missing
Borrower X Award Letter Missing The Social Security Award Letter located in the loan file is not in the Borrower's name. Although proof of receipt is provided in file, Lender must provide evidence of X years continuance.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/06/2024	09/11/2024	No	Yes				QM: Safe Harbor APOR (APOR SH)	Guideline Matrix does not require X years continuance. Support for other income may include evidence that it's currently being received via SS, Award Letter or Bank Statements.	; Social Security Award letter and bank statement in file support receipt of fixed income. Finding cleared.
XXXXX	5000014857	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Lender did not calculate the Borrower’s debts correctly. The Lender qualified the loan with PITIA payment totaling $X,XXX.XX. The Lender did not include the non-escrowed monthly homeowner’s insurance payment of $XXX.XX. Using the increased monthly PITIA payment of $X,XXX.XX, increased the DTI from XX.XXX% to XX.XX%, exceeding the maximum DTI allowed of XX.XX%.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/15/2024	09/11/2024	No	No				Non-QM: Lender documented all ATR UW factors	Please see updated XXXX and DTI exception request
Client reviewed and will Acknowledge and downgrade exception to a B/X grade with compensating factors:  XXXX Mortgage history, XXX FICO, X years with employer. ; Audit was unable to resolve the DTI issue. Audit updated the income and final DTI is XX.XX%. Loan forwarded to management to review exception request.

XXXXX	5000014871	XXXXX		XXXXX	Credit	1	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Missing VVOE dated within XX business days of Note Date for Co-Borrower.  Written VOE in file from XXX is dated X/X/XX which is XX business days prior to X/XX/XX Note Date.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2024	08/29/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	VOE from X/X would take it to a X/XX expiration date, which is the day of closing, and within XX business days.	Invalid finding. Documentation provided in the loan file is within XX business days of the Note date. Finding cleared.
XXXXX	5000014971	XXXXX		XXXXX	Credit	1	Borrower X Credit Report is Incomplete
Borrower X Credit Report is Partially Present. Credit report for BX is incomplete.  Guides indicate a Tri-Merge credit report for every Borrower is required, however, only X agencies are reporting for Borrower X indicating XXX was frozen.  Please provide an updated credit report for Borrower X that reflects all X agencies.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/12/2024	08/27/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Guidelines state Each Borrower must have a valid and usable score from at least two of the following three agencies: Experian (FICO), Trans Union (Empirica), and Equifax (Beacon). Only scores from these three agencies are acceptable.
																																	Invalid finding. Finding resolved.; Borrower X Credit Report is not partially present.
XXXXX	5000014987	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Year to date income average of $X,XXX.XX per month was used by Lender to qualify vs. base wage of $X,XXX.XX reflected on written verification of employment.  Using base wage increased the DTI from XX.XX% to XX.XX%.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	08/22/2024	09/16/2024	No	No				QM: Higher Priced APOR (APOR HP)	The income has been updated to reflect accurate base pay. Please see attached DTI exception request.
Reviewed with Client.  Client will Acknowledge and allow downgrade to B/X grade with compensating factors: No mortgage late payments, XXX FICO. ; Audit is unable to resolve the issue at this time. Exception request forwarded to management to review.

XXXXX	5000015083	XXXXX		XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Missing documentation from third party/property report confirming REO property owned at XXX is free and clear from any liens (only an email from the Borrower was in file). In addition, Missing tax bill to confirm the annual taxes for the same REO property (tax bill in file that was used to qualify does not have the property address to confirm it is for XXX).
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/23/2024	09/11/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Borrower’s REO property listed on the application as XXX is considered XXX in XXX. XXX and XXX county records property address XXX. XXX XXX-XXXXXX-XXXXXX-XXXXX
Please see attached XXX County Tax Index and XXXX Taxpayer valuation for REO property in which the properties Map/Lot # Map XXX XX.X with Tax account #XXXXXXXXX matches the Letter from XXX Revenue Services and XXX report to support the annual tax bill of $XXX and owned free & clear.

Documentation provided by the Client is sufficient to resolve the issue. Real Quest report provided supports that the below mentioned property is free and clear and verifies the annual taxes. Finding cleared.

XXXXX	5000015293	XXXXX		XXXXX	Credit	1	Missing Property Tax Cert	Missing Property Tax Cert Verification of the subject property's property taxes is required.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2024	08/27/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
These products do not include a tax cert, the property report only indicates tax data that the treasurer has readily available online. As the XXX holder, see attached evidence of account escrow information for PITI calculation at time of closing, which aligns to the XXXX ($XXXX.XX).
																																	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Property Tax Cert Provided
XXXXX	5000015393	XXXXX		XXXXX	Credit	1	Potential Occupancy/Current Address Issues identified in the file
The intent and/or status of the borrower's occupancy is not supported in the file. Current paystubs in file for both Borrower and Co-Borrower dated X/X/XX and X/XX/XX reflect the Borrowers residing at XXX without any explanation.  Per guidelines, all borrowers must occupy the subject property as their Primary Residence as of the Note date.  Please provide letter of explanation from the Borrowers regarding the current address discrepancy and documentation to confirm both occupy the subject property.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2024	08/29/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Borrower XXX confirmed the subject property XXX is their primary residence, they previously lived at XXX for X months prior to purchasing XXX. XXXX XXX  own XXXand used it for their driver’s license when they moved to XXX. They never updated the address on driver’s license but will be taking care of this.
																																	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Intent of borrower's occupancy supported
XXXXX	5000015407	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing documentation to confirm current taxes on the subject property. Both the title report and tax cert in file do not provide any tax amount.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/26/2024	09/11/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Escrow information at time of close attached for XXX lien, which aligns to total PITI amount on XXXX. (PI $XXXX.XX, Escrow $XXX.XX)	Documentation provided by the Client is sufficient to resolve the issue. Property taxes were verified and finding was cleared.
XXXXX	5000015421	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	Missing evidence of XXX lien P&I payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/26/2024	08/27/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX.	Documentation provided by the Client is sufficient to resolve the issue. Finding resolved.
XXXXX	5000015505	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	Missing documentation to support oXXXssion of XXX XXX #XXXX for $X,XXX per month.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2024	09/18/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	See attached credit supplement (page X of XX) which supports the auto loan with XXX XXX #XXXX with a monthly payment of $X,XXX was paid off and closed as of XX/XX/XX	Received credit supplement verifying account closed. Exception Resolved.
XXXXX	5000015537	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	BX application reflects property located at XXX however no evidence in file to support PITI or paid in full.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2024	08/30/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Co-borrower does not own nor has ever owned/live in XXX. Per the XXX initial XXXX did have the correct property address and co-borrower has lived in the subject property for XX years. The co-borrower’s address was changed in error during processing. See attached XXX property report showing XXX property is owned by XXX since XXXX
																																	Documentation provided by the Client is sufficient to resolve the issue. The Real Quest report provided reflects that the Co-Borrower did not have ownership interest in the mentioned property.
XXXXX	5000015561	XXXXX		XXXXX	Credit	1	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per the Credit report, the Mortgage payment was XX days delinquent on X/XX, X/XX, and X/XX. The file did not address this delinquency.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2024	08/30/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
See attached XXX payment history to support borrower made XX/XXXX payment on XX/XX/XX; XX/XXXX payment on XX/XX/XX and XX/XXXX payment on XX/XX/XX; There were no return payments therefore borrower’s payments were not reporting correctly

Documentation provided by the Client is sufficient to resolve the issue. The payment history provided reflects that the mortgage payments were not XX days delinquent in XX/XX, XX/XX, and XX/XX. Finding cleared.; Housing History Meets Guideline Requirements

XXXXX	5000015585	XXXXX		XXXXX	Credit	1	Non-occupant co-borrowers not allowed per guidelines
Declarations Section X of the Final XXXX reflects the Co-Borrower, Nathan Blesener, does not intend to occupy the subject as their primary residence.  Per guidelines, all borrowers must occupy the subject property as their primary residence as of the Note Date.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2024	08/30/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
The co-borrower’s occupancy declaration was marked “no” in error. Co-borrower has been occupying the subject property as his primary residence since prior residence was sold in XXXX.
Per the Occupancy and Financial Status Affidavit signed at closing, both borrowers will be occupying the subject property as their primary residence. A corrected XXXX has been included in the rebuttal

Documentation provided by the Client is sufficient to resolve the issue. Finding cleared and system updated to reflect that the co-borrower residing at the subject property since the time of the purchase.

XXXXX	5000015655	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Overtime income was  reflected on the borrower's current paystub and was used to qualify. However, the file was Missing evidence the borrower had a history of receiving overtime income and should not have been included. The DTI using the borrower's base is XX.XX% and exceeds guideline DTI of XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2024	09/16/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
The XXX lien PITI does not include $XX.XX of XXX. XXX was removed from the XXX lien in December XXXX.Total XXX lien PITI at time of closing was $XXX.XX ($XXX.XX PI + $XXX.XX TI). Leaving DTI under XX% tolerance. Investor allows us to use PITI from our servicing platform at time of close, which equates to $XXX.XX + XXX lien PI $XXX.XX + All other debts $X,XXX.XX = Total $XXXX.XX.; The XXX lien PITI does not include $XX.XX of XXX. XXX was removed from the XXX lien in December XXXX.Total XXX lien PITI at time of closing was $XXX.XX ($XXX.XX PI + $XXX.XX TI). Leaving DTI under XX% tolerance.; Income Worksheet/docs attached to support OT income.

Documentation provided by the Client is sufficient to resolve the issue. The qualifying income, property taxes and hazard insurance were updated and the result was a DTI within tolerance. Finding cleared.; Audit is still unable to resolve the DTI issue. The Mortgage Insurance of $XX.XX/mo was removed, however based on the documentation in the file and total qualifying income of $X,XXX, the resulting DTI is XX.XX%. Finding remains.; ; Audit is unable to resolve the DTI issue. Based on qualifying base income of $X,XXX/mo and Overtime income of $XXX/mo, the resulting DTI is XX.XX%. Based on the documentation in the loan file the monthly first lien P&I payment is $XXX.XX, the XXX Lien payment is $XXX.XX, the property taxes are $XXX.XX, the hazard insurance is $XXX.XX, and the mortgage insurance is $XX.XX resulting in a total qualifying housing payment of $X,XXX.XX compared to the Lender's qualifying housing payment of $X,XXX.XX. Finding remains.

XXXXX	5000015667	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing verification of property tax amounts for subject property.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/20/2024	08/27/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien PITI in place at time of closing was $X,XXX.XX, which aligns with XXXX.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.
XXXXX	5000015783	XXXXX		XXXXX	Compliance	1	TRID Post-Consummation Reason for Redisclosure Validation Test
This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure tiXXXng tests.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/05/2024		No	Yes				Non-QM: Lender documented all ATR UW factors		Corrected data entry; exception resolved; Corrected data entry; exception resolved
XXXXX	5000015833	XXXXX		XXXXX	Compliance	1	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Missing final CD dated XX/XX/XXXX noted on eClose Process Summary created XX/XX/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/21/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Final CD provided; Exception resolved
XXXXX	5000015907	XXXXX		XXXXX	Credit	1	The Note is Incomplete	The Note is Incomplete Page X Signature page, for all copies of the note in the file is missing.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/22/2024	08/29/2024	No	Yes				Non-QM: Lender documented all ATR UW factors	Page X attached.	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; The Note is Present
XXXXX	5000015927	XXXXX		XXXXX	Credit	1	Delinquent Credit History Does Not Meet Guideline Requirements
Delinquent Credit History Does Not Meet Guideline Requirements Credit report reflects non-medical collection showing excessive XX day lates with a balance of $XXXX. Guidelines state Collection/Charge-offs < XX months beginning on the date of the derogatory credit event and ending at the time of application, AND have a single account balance of $XXX or more are ineligible.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/19/2024	08/23/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Collection account with XXX was opened X/XXXX which takes that account to >XX months aged.	According to the credit report in file, the XXX collection account was opened XX/XXXX, making it greater than XX months old. Finding cleared.; Delinquent Credit History Meets Guideline Requirements
XXXXX	5000016093	XXXXX		XXXXX	Credit	1	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of $XXXXXX is less than required coverage required Hazard insurance policy in file does not show or include documented evidence of a replacement cost estimator. The total coverage amount, including the additional XX% replacement adjustment, does not cover the amount of the total combined mortgage debt.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/15/2024	08/30/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Please see attached replacement cost estimator	Documentation provided by the Client is sufficient to resolve the issue. Finding cleared.; Hazard Insurance coverage meets guideline requirement
XXXXX	5000013713	XXXXX		XXXXX	Credit	1	PUD Rider is missing	PUD Rider is missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	09/16/2024	09/16/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Subject property type has been updated from XXX to XXX. We have included the monthly HOA dues of $XX.XX ($XXX annually) into the DTI, revised XXXX/XXXX attached. DTI remains in tolerance
Title has provided a recorded XXX Rider with XXX to cure the defect
																																	Documentation provided by the Client is sufficient to resolve the issue. XXX rider provided and finding cleared.; The XXX Rider is Present or is Not Applicable (Property Type is XXX)
XXXXX	5000013713	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
Per the provided aged appraisal dated X/XX/XXXX, the subject property is a PUD and an annual HOA fee in the amount of $XXX.XX was assessed in XXXX. The file does not contain evidence of an HOA payment and a PUD Rider was not included with the Mortgage.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	08/09/2024	09/16/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Subject property type has been updated from XXX to XXX. We have included the monthly HOA dues of $XX.XX ($XXX annually) into the DTI, revised XXXX/XXXX attached. DTI remains in tolerance
Title has provided a recorded XXX Rider with XXX to cure the defect
																																	Documentation provided by the Client is sufficient to resolve the issue. Audit updated the property type to XXX and added the XXX dues of $XXX annually. DTI within guidelines and finding cleared.
XXXXX	5000010031	XXXXX		XXXXX	Compliance	1	Homeownership Counseling Disclosure is missing	Homeownership Counseling Disclosure is missing missing evidence the borrower received the Homeownership Counseling Disclosure listing XX agencies.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/10/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Out of scope.
XXXXX	5000010043	XXXXX		XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The XXXX reflects an Other payment of $XX.XX. The escrow analysis reflected escrows for taxes and insurance of $XXX.XX and the taxes and insurance on the XXXX reflects $XXX.XX, a difference of $XX.XX. Please provide evidence of the additional $X.XX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/30/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Borrower over-qualified. Please see response w/updated XXXX.	The documentation provided by the Lender is sufficient to resolve the condition.
XXXXX	5000010045	XXXXX		XXXXX	Compliance	1	Homeownership Counseling Disclosure is missing	Homeownership Counseling Disclosure is missing Missing borrower received list of counseling agencies.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/10/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Out of scope.
XXXXX	5000010045	XXXXX		XXXXX	Compliance	2	Intent to Proceed is missing	The intent to proceed is missing Missing borrowers signed Intent to Proceed.	Open				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	06/10/2024		No	No				QM: Higher Priced APOR (APOR HP)
XXXXX	5000010083	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/21/2024			Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $X,XXX.XX with applicable breakdowns.
The documentation supplied by the Lender is sufficient to clear the condition. The escrow shortage of $XX.XX is the difference between the old T&I of $XXX.XX and the new T&I - $XXX.XX = $XX.XX.; ; The escrow shortage of $XX.XX is the difference between the old T&I of XXX.XX - $XXX.XX = $XX.XX.

XXXXX	5000010135	XXXXX		XXXXX	Credit	1	ATR: Qualifying Payment Not Properly Considered	The file is missing Verification of the Other payment reflected on the XXXX for $XXX.XX included in the subject PITI payment. Please provide verification of the payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/07/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		The lender provided verification of the monthly P+I of $X,XXX.XX/mo and the total month escrow amount of $XXX.XX/mo. Exception Resolved.
XXXXX	5000010277	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Lender used $XXX.XX per month for taxes and insurance. The actual taxes and insurance, based on the documents in the loan file, was $XXX.XX. (annual Property taxes per the title search is $X,XXX.XX and the Hazard annual preXXXum is $X,XXX.XX)
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/31/2024	06/13/2024	No	Yes				QM: Higher Priced APOR (APOR HP)		Statement provided verifying lower escrow amount used at loan qualification. Exception Resolved.
XXXXX	5000010307	XXXXX		XXXXX	Property	1	HOA Questionnaire is missing	HOA Questionnaire Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/01/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		XXX questionnaire not required. Exception Resolved.
XXXXX	5000010325	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/01/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	VOE from X/X/XX attached.	Lender provided a third party verification of employment which is sufficient to satisfy the condition.; Borrower X XXX Party VOE Prior to Close Was Provided
XXXXX	5000010337	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $X.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XX.XX, the property taxes are $XXX.XX with a remaining other amount of $X.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis, showing total XXX lien payment $XXX.XX, which aligns with XXXX.	Documentation provided by the Lender is sufficient to clear the condition. The other payment is tied to the escrow shortage.
XXXXX	5000010337	XXXXX		XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of property taxes for REO X located at XXX in XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis, showing total XXX lien payment $XXX.XX, which aligns with XXXX.	See attached escrow analysis, showing total XXX lien payment $XXX.XX, which aligns with XXXX. Exception Resolved.
XXXXX	5000010387	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds allowable XX% guideline DTI due to PITI calculated slightly higher than lender.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/17/2024			Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $XXXX.XX, which aligns with XXXX.	Original escrow amount provided. Exception Resolved.
XXXXX	5000010495	XXXXX		XXXXX	Credit	1	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing required income documentation for XX. In file only WXs - No paystubs or WVOE to ensure income used is acceptable.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/06/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached paystub dated XX/XX/XX used to calculate monthly income for borrower	A current year-to-date paystub for BX was provided, which resolves the finding.; Income and Employment Meet Guidelines
XXXXX	5000010515	XXXXX		XXXXX	Credit	1	Borrower X W2/1099 Missing	Borrower X WX/XXXX Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/06/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Received BX WX's from the prior X years that supports the income. Exception resolved. ; Borrower X WX/XXXX Provided or Not Applicable (Number of Borrowers equals X)
XXXXX	5000010515	XXXXX		XXXXX	Credit	1	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/06/2024		No	Yes				QM: Higher Priced APOR (APOR HP)
Received evidence of hazard insurance on the subject property to confirm coverage was in effect at the time of close. Exception resolved. ; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.

XXXXX	5000010529	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/20/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting XXX.
Lender provided Note and Deed of Trust with the corrected address of the subject property.; Note Address of XXX,XXXXX Matches Deed of Trust Address of XXX, XXXXX; Note Address of XXX,XXXXX Matches Deed of Trust Address of XXX, XXXXX

XXXXX	5000010613	XXXXX		XXXXX	Credit	1	Missing benefit to Borrower form	The file does not contain a copy of the required Borrowers' acknowledgment of Mortgage Repayment Ability form.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/24/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Invalid
XXXXX	5000010651	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete
The file does not contain a copy of the escrow analysis explaining the $XX.XX escrow discrepancy between what is assessed to the borrower and what the Tax and Insurance statements show the expenses as.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $X,XXX.XX with applicable breakdowns.	The documentation provided by the Lender is sufficient to resolve the condition and to explain the $XX.XX difference.
XXXXX	5000010777	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX Declared XXX Area with no subsequent Property Inspection Incident period X/X/XX, no end date indicated on XXX site, major XXX declared on X/XX/XX in XXX for individual assistance.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/24/2024	06/17/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Customer Reported No XXX Impact
Servicing notes provided and borrower stated no impact from the XXX on the the subject property. ; Servicing notes provided and borrower stated no impact from the XXX on the the subject property. ; XXX declared XXX County in a XXX Area (Severe Storms) on X/XX/XX with an incident start date of X/X/XX and end date of X/X/XX.  Subject loan closed X/XX/XX after incident date and only an AVM is in file.  Missing a post XXX inspection or servicing notes confirming Borrower indicated no damage sustained.; Servicing notes provided and borrower stated no impact from the XXX on the the subject property. ; XXX declared XXX County in a XXX Area (Severe Storms) on X/XX/XX with an incident start date of X/X/XX and end date of X/X/XX.  Subject loan closed X/XX/XX after incident date and only an AVM is in file.  Missing a post XXX inspection or servicing notes confirming Borrower indicated no damage sustained.; Servicing notes provided and borrower stated no impact from the XXX on the the subject property. ; XXX declared XXX County in a XXX Area (XXX) on X/XX/XX with an incident start date of X/X/XX and end date of X/X/XX.  Subject loan closed X/XX/XX after incident date and only an AVM is in file.  Missing a post XXX inspection or servicing notes confirming Borrower indicated no damage sustained.; Servicing notes provided and borrower stated no impact from the XXX on the the subject property. ; XXX declared XXX County in a XXX Area (Severe Storms) on X/XX/XX with an incident start date of X/X/XX and end date of X/X/XX.  Subject loan closed X/XX/XX after incident date and only an AVM is in file.  Missing a post XXX inspection or servicing notes confirming Borrower indicated no damage sustained.; Servicing notes provided and borrower stated no impact from the XXX on the the subject property. ; XXX declared XXX County in a XXX Area (Severe Storms) on X/XX/XX with an incident start date of X/X/XX and end date of X/X/XX.  Subject loan closed X/XX/XX after incident date and only an AVM is in file.  Missing a post XXX inspection or servicing notes confirming Borrower indicated no damage sustained.

XXXXX	5000010889	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX Declared XXX Area with no subsequent property Inspection. XXX was declared XX/XX/XXXX after the subject property appraisal date of XX/XX/XXXX. Property Inspection required to show no new damage to the subject property.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/22/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	XXX inspection attached. No damage.	Property Inspection Report provided by Lender. No damage to the subject property.; Property Inspection Provided.
XXXXX	5000010909	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender qualified using $XXX.XX per month in taxes and insurance vs. $XXX.XX per month documented.  As a result, the DTI increased from XX.XXX% to XX.XX% which exceeds the max XX% allowed per the matrix.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/20/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Updated XXX lien PITI. Added additional income available DTI remains below XX%.	Updated documentation provided by the Lender is sufficient to resolve the DTI finding. The VA benefits received by the Borrower were grossed up and the DTI adjusted to XX.XX%.
XXXXX	5000010961	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting correct address.
The Lender provided updated documentation to correct the issue.; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXXXXXXXX; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX,XXXXX

XXXXX	5000010973	XXXXX		XXXXX	Credit	1	Income and Employment Do Not Meet Guidelines
Income and Employment Do Not Meet Guidelines Borrower X only has paystubs in file to verify income.  The XXX Second Lien Program Matrix XXXX.X.X vX.X  for wage earner income, generally a two-year history of the receipt of stable income is required, which may include:  W-X's and paystubs, or Written Verification of Employment, Third-Party Verification (ex. The Work Number).  The most recent two years W-Xs or a written verification of employment  or third-party verification are required.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/11/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	WXs attached.	The documentation provided by the Lender is sufficient to resolve the condition. The XXXX and XXXX WX's for the co-borrower were provided.
XXXXX	5000010977	XXXXX		XXXXX	Property	1	Was lowest appraised value used to qualify is No	Two appraisals in file, however the lowest appraised value was not used to qualify.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	This file only has one appraisal which was completed X/XX/XX @ $XXXk
Both appraisals in file reflect the same value of $XXX,XXX. Question on the Additional Property Information page was corrected to resolve the finding.; Both appraisals in file reflect the same value of $XXX,XXX. Question on the Additional Property Information page was corrected to resolve the finding.; Both appraisals in file reflect the same value of $XXX,XXX. Question on the Additional Property Information page was corrected to resolve the finding.

XXXXX	5000010985	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XXX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX, and the HOA dues are $XXX.XX with a remaining other amount of $XXX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/25/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	The documentation provided by the Lender is sufficient to resolve the condition. The other payment was addressed and was tied to the escrow shortage.
XXXXX	5000011033	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing A written or verbal verification of employment dated within XX business days of the Note is required for the Borrower.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	VOE Attached	Documentation provided by the Lender is sufficient to resolve the issue.; Borrower X XXX Party VOE Prior to Close Was Provided
XXXXX	5000011037	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.X% exceeds Guideline DTI of XX% The hazard insurance payment of $XXX.XX per month was not included in the qualifying PITI payment. As a result, the DTI increased from XX.XX% to XX.X%, which exceeds the guideline liXXXt of XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/17/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $XXX.XX which is what our XXXX reflects.	Exception Resolved
XXXXX	5000011155	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing Missing a verbal or written Verification of Employment (VOE) within ten (XX) business of the Note date.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/11/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	VOE from X/XX/XX attached.
Documentation provided by Lender is sufficient to satisfy the condition.; Borrower X XXX Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X); Borrower X XXX Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)

XXXXX	5000011155	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing Missing a verbal or written Verification of Employment (VOE) within ten (XX) business of the Note date.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/11/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	VOE from X/XX/XX attached.	Documentation provided by Lender is sufficient to satisfy the condition.; Borrower X XXX Party VOE Prior to Close Was Provided
XXXXX	5000011161	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	The documentation provided by the Lender confirms the $XX.XX difference was due to the escrow shortage.
XXXXX	5000011209	XXXXX		XXXXX	Credit	1	Borrower X Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Full VOE provided in file, per Guidelines	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Guidelines require a two-year history for Wage Earners. VOE was completed prior to close evidencing borrower was still active, which also had wages thru X/XX/XX.	Documentation provided in file and by the Lender are sufficient to resolve the issue.; Borrower X Paystubs Less Than X Month Provided Condition Resolved
XXXXX	5000011223	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX, mortgage insurance is $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $X,XXX.XX. Updated XXXX attached. DTI XX.XXX%
The documentation provided by the Lender is sufficient to clear the condition and confirm the other payment is tied to the escrow shortage.; The XXXX reflects Other payment of $XX.XX. Escrow analysis reflected with a shortage of $XX.XX. Please provide evidence of the additional $XX.XX

XXXXX	5000011233	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/08/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting correct address.	Documentation supplied by the Lender is sufficient to resolve the issue. Addresses on the Note and Deed of Trust now match.; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX, XXXXX
XXXXX	5000011247	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI of XX.XX% vs. XX.XXX% due to Lender using annual taxes of $X,XXX.XX ($XXX.XX per month) vs. $X,XXX.XX ($XXX.XX per month) reflected on title.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	Exception Resolved
XXXXX	5000011261	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XXX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $X,XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $X,XXX.XX, and the flood insurance preXXXum is $XX.XX with a remaining other amount of $XXX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached XXX lien MTG statement showing PITI as $X,XXX.XX which aligns with XXXX.	Documentation provided by the Lender is sufficient to resolve the issue.
XXXXX	5000011267	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $X.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XX.XX, the property taxes are $XXX.XX with a remaining other amount of $X.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	; The documentation provided by the Lender is sufficient to resolve the condition. The other payment was addressed and was tied to the escrow shortage.
XXXXX	5000011285	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The final Closing Disclosure shows $X,XXX paid on the credit card account for XXX; however, the account was not paid in full and a remaining balance of $X,XXX.XX with a monthly payment of $XXX.XX should have been included in the DTI.  The DTI including this payment is XX.XX%.  The file did not contain an updated credit report supplement nor a credit card statement that confirmed a lower balance on this account.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Borrower has additional bonus income that was not used for qualifying. Including the XXX payment of $XXX.XX and the revised total monthly income of $X,XXX.XX resulting in a revised DTI of XX.XXX% Bonus income is supported  per employer completed VOI as it is likely to continue; $X,XXX.XX Base, $XXX.XX Bonus, $X,XXX.XX Commission – total $X,XXX.XX
																																	The additional bonus income was added and the DTI is now within guidelines. Finding resolved.
XXXXX	5000011285	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete
The lender excluded the payment for a credit card that was paid down at closing; however, the full balance was not paid off nor was there an updated credit supplement/credit card statement that confirmed a lower balance. Audit included X% of the remaining balance in our DTI calculation.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/28/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Borrower has additional bonus income that was not used for qualifying. Including the XXX payment of $XXX.XX and the revised total monthly income of $X,XXX.XX resulting in a revised DTI of XX.XXX% Bonus income is supported  per employer completed VOI as it is likely to continue; $X,XXX.XX Base, $XXX.XX Bonus, $X,XXX.XX commission – total $X,XXX.XX
																																	XXX consumer debt was added to the DTI and the updated verified bonus income provided resolved the DTI issue.
XXXXX	5000011297	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached mortgage statement in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.
The documentation provided by the Lender in the updated escrow analysis shows monthly property taxes of $XXX.XX and monthly hazard insurance of $XXX.XX, which results in a DTI of XX.XX%. Finding resolved.

XXXXX	5000011331	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared XXX Area with no subsequent property Inspection. Missing property inspection report prior to TPR X/X/XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/01/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Customer Reported No XXX Impact	Documentation provided by the Lender reflects there was no damage to the subject property. Finding cleared.; Property Inspection Provided.
XXXXX	5000011349	XXXXX		XXXXX	Credit	1	Missing income documentation	The XXX s in the file are Missing the borrower name and income information, therefore, the income cannot be verified to qualify.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	XXXXR forms attached and contain all information necessary.	Lender provided updated income documentation to resolve the issue.
XXXXX	5000011385	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	The total XXX lien payment is $XXXX.XX which includes taxes and insurance. The payment has been updated and lumped together as one payment in file; Revised XXXX & XXXX attached	The updated documentation provided by the Lender is sufficient to satisfy this condition.
XXXXX	5000011385	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing The loan file is missing a verbal or written Verification of Employment (VOE) form dated within ten business days of the Note for Borrower X.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
Per FNMA’s Guidelines for alternative documentation for verification of employment, the borrower can provide the most recent available paystub dated within XX business days prior to the note date; Borrower’s most recent paystub is dated XX/XX/XX, closing date XX/XX/XX, paystub is dated within XX business days of note date
																																	The co-borrower's most recent paystub dated XX/XX/XXXX is sufficient to satisfy this condition.
XXXXX	5000011385	XXXXX		XXXXX	Credit	1	The Final 1003 is Incomplete	The Final XXXX is Incomplete The final loan application is missing BX's employment start date and evidence of two year employment history.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	See attached attestation, co-borrower’s start date with XXX was XX/XX/XXXX, an updated XXXX is attached	The Lender provided an updated XXXX to satisfy this condition.
XXXXX	5000011431	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	The file does not contain a statement for the newly opened account with XXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/08/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	LOE attached confirming only one account opened for XXX with XXX. Account is on XXX. Lease agreement attached.	The documentation provided by the Lender is sufficient to clear the condition. Car lease documentation provided and account is reported on the credit report in file.
XXXXX	5000011457	XXXXX		XXXXX	Credit	1	Hazard Insurance Expiration Date is before the Note Date	Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/03/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	HOI from XXXX-XXXX attached
The documentation provided by the Lender is sufficient to resolve the issue. The hazard insurance was renewed.; The documentation provided by the Lender is sufficient to resolve the issue. The hazard insurance was renewed.

XXXXX	5000011485	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX Declared XXX Area with no subsequent property Inspection. Per XXX search, a Natural XXX was declared in XXX on X/XX/XXXX for severe storms and tornandoes.  The XXX was for individual assistance.  The loan file did not include a post-XXX inspection or any notes stating that there was no damage to the subject property.  The XXX was declared on X/XX/XXXX, the Note date is X/XX/XXXX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/15/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Please see completed XXX inspection confirming no damage.	XXX report received verifying no damage to the subject property. Issue resolved. ; Property Inspection Provided.
XXXXX	5000011491	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The Lender is to provide an explanation of the remaining $XX.XX/mo "Other" payment that was included in the qualifying housing payment. $XXX.XX was mortgage insurance, $X.XX was an increase in HOI, and $X.XX was an increase in property taxes.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/20/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	At the time of origination the associated first lien PITI was $X,XXX.XX. The Escrow on the XXXX (XXX.XX + XXX.XX+XXX.XX) equate to the Base Escrow Payment + Shortage.	Documentation provided by the Lender reflects the other payment was tied to the escrow shortage on the first lien. Updated document supports the resolution of this condition.
XXXXX	5000011493	XXXXX		XXXXX	Credit	1	Housing History Does Not Meet Guideline Requirements
Housing History Does Not Meet Guideline Requirements Guidelines state all other property owned must be XxXXxXX. XXX reflected as a mortgage on the credit report shows XxXX day late in the past XX months.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/16/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Per FNMA Guidelines, XXX are to be treated as installment loan debt, not mortgage debt in credit review, regardless of credit reporting coding, therefore it is not considered to be a housing debt
Per FNMA Guidelines, XXX are to be treated as installment loan debt, not mortgage debt in the credit review. Payments on timeshare loans are not considered housing payments. Finding has been resolved.; Housing History Meets Guideline Requirements

XXXXX	5000011507	XXXXX		XXXXX	Property	1	HOA Questionnaire is missing	HOA Questionnaire Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/08/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		HOA questionnaire not required. Exception Resolved.
XXXXX	5000011641	XXXXX		XXXXX	Credit	1	Missing VVOE dated within 10 days consummation	Missing VVOE for co-borrower's XXX job.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/05/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Borrower’s most recent paystub is dated XX/XX/XX, closing date XX/XX/XX, paystub is dated within XX business days of note date	Documentation provided by the Lender is sufficient to clear condition for the BX secondary job.
XXXXX	5000011651	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX%	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	No reason given for DTI XXXsmatch. XXX lien PITI is $X,XXX.XX, which aligns with XXXX. Evidence attached.	Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Current Audit DTI is XX.XX% and within Lender's guidelines.
XXXXX	5000011673	XXXXX		XXXXX	Credit	1	Missing Alt Lending Form	The File does not contain a copy of the XXX Lien Underwriting Checklist.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024			Yes				QM: Higher Priced APOR (APOR HP)		Invalid- Resolved.
XXXXX	5000011701	XXXXX		XXXXX	Compliance	1
Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.

Regulation § XXXX.XX(c)(X)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Verified with the escrow analysis that the XXX payment in the amount of $XX.XX monthly was not included in the Qualifying mortgage payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/31/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		No ATR risk associated with this finding. minor slight difference in DTI that is well below DTI max per guidelines.
XXXXX	5000011735	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Sr. Lien was used without the escrow to qualify and the income used was $XX,XXX.XX monthly without Justification. Adding the Taxes and Insurance to the payment and using the Base salary amount of $XX,XXX.XX caused the DTI to exceed XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/03/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Please see attached XXXX which includes the FULL PITI of XXX lien and response regarding income calculation.	Documentation in the loan file supports use of $XX,XXX.XX monthly income, which reduces the DTI to XX.XX%.; Audited DTI of XX.XX% exceeds Guideline DTI of XX%
XXXXX	5000011789	XXXXX		XXXXX	Credit	2	Audited Loan Amount is greater than Guideline minimum Loan Amount
Audited Loan Amount of $XXXXX is greater than the Guideline Maximum Loan Amount of $XXXXX Exception request in file for Rural Property Loan Amount of  $XX,XXX > $XX,XXX max allowed.  Lender stated that a full interior/exterior appraisal was provided and the acreage is X.XX < XX acre benchmark listed on matrix. The subject is also located in a residential development made up of XXXXX that has access to schools, shopping, recreation, employment centers and major traffic arteries.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	05/30/2024		No	No				QM: Higher Priced APOR (APOR HP)
XXXXX	5000011803	XXXXX		XXXXX	Credit	1	Missing letter of explanation	Verify XXX date of birth per loan approval.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Received verification of the co-borrower's Date of Birth. Exception Resolved.
XXXXX	5000011803	XXXXX		XXXXX	Credit	1	Missing an established escrow impound account for taxes and insurance.
Difference in escrow account amount in first lien loan after deducting the flood, HOI and taxes leaves an amount of $X.XX which is not supported with any documentation within the file but was counted as the PITI of first lien in the DTI.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Lender Provided documentation to confirm the PITIA payment for the current XXX lien. Exception Resolved.
XXXXX	5000011831	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete
Other listed on XXXX for $XXX.XX. Escrow Analysis shows shortage of $XXX.XX.  XXX $XXXX.XX / XX = $XXX.XX. Added together $XXX.XX + $XXX.XX = $XXX.XX. $XXX.XX - $XXX.XX = $X.XX difference - Unable to determine difference of $X.XX
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/14/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	The borrower was over-qualified with an amount of $XXXX.XX for the XXX lien PITI when the required PITI (including any shortage & XXX) was $XXXX.XX. Liabilities & Proposed housing have been updated.	Received the Escrow Review statement that confirmed the other payment and Lender explanation. Exception Resolved.
XXXXX	5000011869	XXXXX		XXXXX	Credit	1	Borrower X Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Acceptable per guidelines -recent paystub required	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Guidelines don't require recent paystubs. Guidelines require a two-year history for Wage Earners. VOE was completed in XXX evidencing borrower was still active.
Condition resolved. Guidelines do not require a full month of paystubs.; Borrower X Paystubs Less Than X Month Provided Condition Resolved or Not Applicable (Number of Borrowers equals X); Borrower X Paystubs Less Than X Month Provided Condition Resolved or Not Applicable (Number of Borrowers equals X)

XXXXX	5000011931	XXXXX		XXXXX	Property	1	HOA Questionnaire is missing	HOA Questionnaire Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Provided, exception resolved
XXXXX	5000011967	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audit DTI of XX.XX% exceeds the maximum allowable DTI of XX% due to credit being updated and higher debts are being included for qualification.  The XXX Second Lien Program Matrix XXXX.X.X vX.X reflects the maximum DTI of XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)
Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%.  The most recent credit report in the file included additional debts that were not included in the lender’s DTI.  The lender also used only base salary for each borrower and our underwriter did the same and matched the lender. The VOI’s in the file reflected additional income that is fully verified. The recalculated DTI is XX.XX% and the exception has been resolved.

XXXXX	5000011977	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting correct address.	Corrected documentation has been provided by the Lender.; Note Address of XXX,XXXXX Matches Deed of Trust Address of XXX,XXXXX; Note Address of XXX,XXXXX Matches Deed of Trust Address of XXX, XXXXX
XXXXX	5000011983	XXXXX		XXXXX	Credit	1	ATR: Qualifying Payment Not Properly Considered	The XXXX reflects an Other payment for $XX.XX. Escrow analysis reflected with shortage of $XX.XX. Please provide evidence of the additional $X.XX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/07/2024	06/17/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Per printouts in file, the required first lien payment including any escrow shortage is $XXXX.XX. The additional “other” was added in error. Please see revised XXXX.	Received revised XXXX no issues with the other payment reflected on the original XXXX. Exception resolved.
XXXXX	5000012023	XXXXX		XXXXX	Credit	1	ATR: Qualifying Payment Not Properly Considered
Unknown payment of $XX.XX per month is reflected on the XXXX but there is no supporting documentation in the file and no notes on the XXXX.  The Escrow Statement in file does not reflect a shortage and, therefore, the figures do not match.  Please provide documentation to support the $XX.XX monthly fee.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/31/2024	06/17/2024	No	Yes				QM: Higher Priced APOR (APOR HP)
The required PITI for the associated XXX lien is $XXXX.XX which includes any escrow shortage (if applicable). The $XX.XX was added in error. Please see updated XXXX that includes the XXX lien payment of $XXXX.XX.
																																	Received revised XXXX no issues with the other payment reflected on the original XXXX has been removed. Exception resolved.
XXXXX	5000012027	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audited DTI of XX.XX% exceeds the Guideline DTI of XX% due to the improper calculation of the qualifying housing payment.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/12/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	Escrow analysis was provided to confirm escrows. exception resolved.
XXXXX	5000012033	XXXXX		XXXXX	Credit	2	Audited Loan Amount is greater than Guideline minimum Loan Amount
Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXXXX Loan amount of $XXX,XXX exceeds the max allowed of $XX,XXX for a XXXXXX property.  Lender requested an exception for the loan amount indicating the subject property does not have XXXXXX characteristics.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	06/12/2024		No	No				QM: Higher Priced APOR (APOR HP)		Reviewed with Client. Downgraded to B grade. ; Request to be left open and reviewed by mgt after a discussion with the Client.; Lender exception in file for loan amount.
XXXXX	5000012037	XXXXX		XXXXX	Credit	1	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing documentation to confirm if property located at XXX has monthly HOA fees.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/18/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Please see response w/supporting docs to support property is not in a PUD
Documentation provided by the Lender is sufficient to resolve the condition. The property located at XXX is not a a XXX and does not have HOA dues.; Missing evidence XXX, investment property had no XXX fees.

XXXXX	5000012081	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/23/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting correct address.	Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX,XXXXX; Documentation provided by the Lender is sufficient to clear the condition. Both Note and Deed of Trust address match, XXX, XXXXX.
XXXXX	5000012083	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date
Property located in XXX Declared XXX Area with no subsequent Property Inspection. Severe storms and Tornadoes affected the area in which the subject property is located on XXX XX, XXXX; subject transaction closed XXX XX, XXXX.  XXX declared the area a Major XXX on XXX XX, XXXX and provided Individual XXX Assistance to Licking County. The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of an appraisal. Please provide a Post XXX Inspection Report.

									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/28/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Servicing comments provided to confirm the subject property was not impacted by the XXX. Exception Resolved. ;
XXXXX	5000012169	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/03/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting correct address.	Documentation provided by the Lender is sufficient to resolve the issue. Finding cleared.; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX,XXXXX
XXXXX	5000012211	XXXXX		XXXXX	Property	1	HOA Questionnaire is missing	HOA Questionnaire Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/08/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		HOA questionnaire not required. Exception Resolved.
XXXXX	5000012231	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing Missing verbal or written Verification of Employment (VOE) dated within ten (XX) business days of the Note Date as required per Lender matrix.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	05/28/2024	06/18/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	See attached verification of employment dated XX/XX/XX and within XX days of note date	Verification of employment dated XX/XX/XX and within XX days of note date provided. Exception Resolved.
XXXXX	5000012269	XXXXX		XXXXX	Credit	1	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Per XXX XXX Lien Product Matrix max CLTV is XX% The loan was approved at a XX.XX% CLTV with no exception in the loan file.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/10/2024	06/19/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	Loan was underwritten under Matrix version X.X. FICO of XXX+ can go up to CLTV of XX%. This borrower's FICO is XXX.	Exception Resolved.
XXXXX	5000012275	XXXXX		XXXXX	Credit	1	Borrower X Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Acceptable per guidelines -most recent year	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Guidelines require a two-year history for Wage Earners. VOE was completed X/XX evidencing borrower was still active and VOI from X/X/XX shows pay history + borrowers current bi-weekly pay rate.
The documentation provided by the Lender is sufficient to resolve the issue. Income documentation supplied is in line with guideline requirements.; Borrower X Paystubs Less Than X Month Provided Condition Resolved or Not Applicable (Number of Borrowers equals X); X paystub allowed per guidelines

XXXXX	5000012277	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete
Lender is to provide an explanation of the $XX.XX/mo "other" payment included in the qualifying housing payment. The Audit included a XXX Lien P&I payment of $XXX.XX, hazard insurance of $XXX.XX per month, and property taxes of $XXX.XX per month.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/14/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Received the Escrow Review statement that confirmed the other payment of $XX.XX is an escrow shortage. Exception Resolved.
XXXXX	5000012293	XXXXX		XXXXX	Credit	1	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/10/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Received verification of employment within XX days of closing. Exception Resolved. ; Borrower X XXX Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals X)
XXXXX	5000012301	XXXXX		XXXXX	Credit	1	Property Title Issue	Property Title Issue Warranty Deed page XXX reflects XXX. Quit Claim Deed removing XXXXX not found in the loan file and the current Deed of Trust was not signed by XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/09/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Death Certificate for XXX attached.	Property Title Issue Resolved; Property Title Issue Resolved; Property Title Issue Resolved; Documentation supplied by the Lender is sufficient to resolve the condition.
XXXXX	5000012403	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared XXX Area with no subsequent property Inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/25/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Customer Reported No XXX Impact
Property Inspection Provided.; Property Inspection Provided.; Property Inspection Provided.; Property Inspection Provided.; Documentation provided by Lender to show there was no XXX impact to the subject property.

XXXXX	5000012477	XXXXX		XXXXX	Compliance	1	Missing Credit Score Disclosure (FACTA)	Missing Credit Score Disclosure (FACTA) Missing evidence of borrowers receiving the Notice to Home Loan for credit score.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024	06/26/2024		Yes				QM: Higher Priced APOR (APOR HP)		Out of Scope
XXXXX	5000012501	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/25/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	The updated documentation provided by the Lender is sufficient to clear the condition. It shows the other payment was tied to the escrow shortage spread.
XXXXX	5000012563	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $X.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX, and the HOA Dues are $XX.XX with a remaining other amount of $X.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/24/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	Documentation provided by the Lender is sufficient to resolve the condition. The other payment in question was tied to the escrow shortage.
XXXXX	5000012569	XXXXX		XXXXX	Credit	1	Audited CLTV Exceeds Guideline CLTV
Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Lender used first lien balance of $XXX,XXX.XX presuXXXng the XX/XX/XXXX payment was made.  There is nothing in file showing that payment nor balance of that amount.   File shows payment made on XX/XX/XXXXX with a principal balance of $XXX,XXX.XX with next due: XX/XX/XXXX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/01/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	XXX lien Balance on X/X was $XXX,XXX.XX, slightly under XXXX balance	The updated principal balance provided by the Lender of $XXX,XXX.XX is sufficient to resolve the issue and get the loan within the CLTV requirements.
XXXXX	5000012581	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/30/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.	Documentation provided by the Lender is sufficient to resolve the issue.
XXXXX	5000012591	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Shortage $XXX.XX on XXXX however escrow analysis shows spread of $XXX.XX - No XXX - Missing evidence of difference $XX.XX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/25/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Documentation provided by the Lender resolves the condition.;	Documentation provided by the Lender resolves the condition.;
XXXXX	5000012591	XXXXX		XXXXX	Credit	1	Borrower X Credit Report is Incomplete	The XXXX reflects an Other payment of $XXX.XX. The escrow analysis reflected with a shortage of $XX.XX. Please provide evidence of the additional of XXX.XX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Borrower X Credit Report is not partially present.	Borrower X Credit Report is not partially present.
XXXXX	5000012649	XXXXX		XXXXX	Credit	1	XXXXX Rider is missing	XXXXX Rider is missing Per appraisal, property is located in a XXXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/21/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	AVM shows land use as XXX, not XXX. Title property report has no mention of XXX and property search through XXX reflects XXX.	Per the Legal Description, the property is not a PUD. Finding has been resolved.; Per the legal description the subject property is not a PUD
XXXXX	5000012667	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audit DTI of XX.XX% is due to the taxes used to qualify being higher than what the lender used.  XXX XXX Lien Program Matrix XXXX.X.X vX.X reflects a maximum DTI of XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.
Audit was able to determine from documentation in the loan file that the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the property taxes are $XXX.XX, the hazard insurance is $XX.XX, and the HOA dues are $XXX.XX leaving a remaining other payment of $XX.XX. The total qualifying housing payment is $X,XXXX.XX matching the Lender's XXXX and resulting in a DTI of XX.XX%, which is within the guideline maximum.; Unable to resolve. Audited DTI of XX.XX% exceeds Guideline DTI of XX% The audit DTI of XX.XX% is due to the taxes used to qualify being higher than what the lender used. XXX XXX Lien Program Matrix XXXX.X.X vX.X reflects a maximum DTI of XX%.

XXXXX	5000012675	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note zip XXXXX matches DOT
Note Address of XXX,XXXXX Matches Deed of Trust Address of XXX,XXXXX; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX,XXXXX; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX,XXXXX

XXXXX	5000012683	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The verifications for the property taxes and HOI in the file show higher amounts due.  Taxes are $XXX.XX/XX= $XX.XX/month and HOI is $X,XXX.XX/XX= $XXX.XX/month which makes the total PITI $X,XXX.XX/month and increased the DTI from XX.XX% to XX.XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $XXX.XX, which aligns with XXXX.
Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%

XXXXX	5000012689	XXXXX		XXXXX	Credit	1	Verification of Borrower Liabilities Missing or Incomplete	The Sr Lien Mortgage Payment was used from the escrow analysis which has the Hazard insurance preXXXum as $XXXX.XX, per the recent Insurance statement the preXXXum is $XXXX.XX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/03/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX which aligns with XXXX.	Documentation provided by the Lender to reflect the updated escrow analysis is sufficient to satisfy the condition.
XXXXX	5000012715	XXXXX		XXXXX	Credit	1	Borrower X WVOE Missing	Borrower X WVOE Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/25/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	VOE Attached	Borrower X WVOE Provided
XXXXX	5000012715	XXXXX		XXXXX	Credit	1	Borrower X WVOE Missing	Borrower X WVOE Missing	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/25/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	VOE Attached	Borrower X WVOE Provided or Not Applicable (Number of Borrowers equals X)
XXXXX	5000012733	XXXXX		XXXXX	Credit	1	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments
The file is missing Verification of the Other payment of $XX.XX reflected on the documentation in the loan file and escrow analysis included in the subject qualifying housing payment. According to the documentation in the loan file, the first lien P&I is $X,XXX.XX, the XXX lien payment is $XXX.XX, the hazard insurance is $XXX.XX, the property taxes are $XXX.XX with a remaining other amount of $XX.XX. Please provide verification of the other payment.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis showing total XXX lien payment $XXXX.XX, which aligns with XXXX.	Documentation by the Lender is sufficient to clear the condition. The additional other payment was tied to the escrow shortage spread.
XXXXX	5000012775	XXXXX		XXXXX	Credit	1	Note Address Does Not Match Deed of Trust Address	Note Address of XXX, XXXXX Does Not Match Deed of Trust Address of XXX, XXXXX	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/27/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Note and DOT attached both reflecting correct address.
Note Address of XXX,XXXX Matches Deed of Trust Address of XXX,XXXXX; Note Address of XXX,XXXXX Matches Deed of Trust Address of XXX,XXXXX; Note Address of XXX, XXXXX Matches Deed of Trust Address of XXX, XXXXX

XXXXX	5000012809	XXXXX		XXXXX	Credit	1	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/02/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	HOI from XXXX-XXXX attached
The documentation provided by the Lender is sufficient to resolve the condition. ; Hazard Insurance Effective Date of XX-XX-XXXX is prior to or equal to the Disbursement Date of XX-XX-XXXX Or Hazard Insurance Effective Date Is Not Provided.

XXXXX	5000012835	XXXXX		XXXXX	Property	1	The appraiser was not licensed (Primary Value)
Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date Appraiser's license was not effective prior to the Valuation Date. Valuation Date X/XX/XX but appraiser's license was not effective until X/X/XX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/03/2024	07/10/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	See attached. Appraiser License expiration shows X/XX/XX. with renewal effective X/X/XX-X/XX/XX
The documentation provided by the Lender is sufficient to satisfy the condition. Appraiser was active and licensed at the time of the subject closing.; Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided

XXXXX	5000012903	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Difference in DTI caused by lender using lessor tax amount derived from escrow analysis $XXXX / XX = $XXX.XX. Using taxes derived from title documents tax amount is $XX.XX + $XXXX.XX = $XXXX x X (XXXXX) / XX = $XXX.XX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/29/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	See attached escrow analysis in effect prior to closing, showing total XXX lien payment $X,XXX.XX, which aligns with XXXX.
; Audit updated the monthly retirement income to $X,XXX.XX, which is the correct amount verified by documentation in the loan file. In addition, property taxes were adjusted to $XXX.XX per month which is supported by the escrow analysis provided by the Lender. These changes resulted in a final DTI of XX.XX%. Finding resolved.

XXXXX	5000012923	XXXXX		XXXXX	Credit	1	Borrower X Paystubs Less Than 1 Month Provided	Borrower X Paystubs Less Than X Month Provided Acceptable per guidelines- most recent year	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/29/2024		No	Yes				QM: Higher Priced APOR (APOR HP)
A military Leave and Earnings Statement (LES) may be used in lieu of a Verbal Verification of Employment (XX-Day VVOE) for active-duty personnel when the LES is dated within XXX days prior to the Note date. This is a standard industry practice.
																																	The documentation provided by the Lender is sufficient to resolve the issue.; Borrower X Paystubs Less Than X Month Provided Condition Resolved
XXXXX	5000010413	XXXXX		XXXXX	Credit	2	Borrower X XXX Party VOE Prior to Close Missing	Borrower X XXX Party VOE Prior to Close Missing TWN VOE in file is dated X.XX.XXXX which is greater than XX business days from the note.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	06/03/2024	07/14/2024	No	No				QM: Higher Priced APOR (APOR HP)	See attached exception request.
; Client reviewed exception request and will Acknowledge/downgrade due to compensating factors: Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%, FICO of XXX, no mortgage late payments over previous X years, no derogatory revolving credit, savings of $XXX/month with new second lien.

XXXXX	5000010525	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI of XX.XX% exceeds max XX.XX% per program matrix.  Lender used a XXX lien principal, interest, and taxes payment of $X,XXX per month versus $X,XXX.XX documented.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/24/2024	07/11/2024	No	Yes				QM: Safe Harbor APOR (APOR SH)
Lender updated the XXX lien payment to $XXXX.XX (additional $XXX.XX for insurance non/escrowed). Additionally, lender has updated income with available income that was not used for qualifying. Please see response and updated XXXX.
																																	Documentation provided by the Lender is sufficient to resolve the DTI issue. Audit updated the qualifying income for BX to $X,XXX.XX, which brought the DTI in line at XX.XX%.
XXXXX	5000010573	XXXXX		XXXXX	Credit	2	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The Guidelines require all mortgage History must be XxXXxXX, per the credit report the Borrower was XX days past due on XX/XXXX.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	06/27/2024	07/14/2024	No	No				QM: Higher Priced APOR (APOR HP)	See attached exception request.
Client reviewed client exception request and will Acknowledge/downgrade due to compensating factors: Borrower has stable job time - Borrower has XX.XX years on job, Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX,  Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%. ; Unable to resolve at this time. Management to review exception request.

XXXXX	5000010831	XXXXX		XXXXX	Credit	1	Subject Property Address on Note does not match Insured Property Address	Subject Property on Note does not match Insured Property Address Insurance policy reflects property address as XXX vs. Note address of XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/19/2024		No	Yes				QM: Safe Harbor APOR (APOR SH)		Documentation provided reflecting XXX. Exception Resolved.
XXXXX	5000010845	XXXXX		XXXXX	Credit	1	Potential Occupancy/Current Address Issues identified in the file
The intent and/or status of the borrower's occupancy is not supported in the file. The Insurance Documents indicate that the Policy type is a XXX Policy, with a XXX endorsement. Borrower indicates that the property is a Primary Residence.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/20/2024		No	Yes				QM: Higher Priced APOR (APOR HP)		Verification of occupancy provided. Income documents also support occupancy as owner occupied. Exception Resolved.
XXXXX	5000010861	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% Taxes and Insurance from the verifying documentation is higher than what is assessed on the escrow analysis. Escrow analysis has $XXX.XX for the escrow payment. Per the Tax cert the taxes are $XXX.XX and per the Insurance verification the Insurance monthly payment is $XXX.XX a $XX.XX increase over the assessed amount, This put the DTI above XX%.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/20/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Escrow amounts provided	Escrow amounts provided. Exception Resolved. ;
XXXXX	5000011489	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Borrower was qualified with a DTI of XX.XXX%. The Lender incorrectly calculated the qualifying subject PITIA. The XXXX indicates the Lender used $X,XXX.XX for the senior lien PI + TI escrows, however, the Lender's Escrow Analysis and Transaction History show the amount increased to $X,XXX.XX on XX/XX/XXXX. When the correct senior lien PI + TI escrows payment is used, the resulting DTI is XX.XX%.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	07/09/2024		No	No				QM: Higher Priced APOR (APOR HP)
Client reviewed DTI exception and will Acknowledge and downgrade to XXX with compensating factors:  No mortgage late payments, FICO of XXX is great than minimum score of XXX, Length of employment is over X years.

XXXXX	5000011677	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Student loan with a deferred  payment  in the amount of $XX,XXX.XX was assessed a payment of $XX.XX,  at X% the payment should have been $XXX.XX. The Student loan with a deferred  payment in the amount of $XX,XXX.XX was assessed a $XX.XX payment,  at X% the Payment should have been $XXX.XX. Using the X% payment the loan exceeds XX% DTI.
									Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	06/21/2024		No	No				QM: Higher Priced APOR (APOR HP)	Lender exception requested due to calculation of student loans	Reviewed and Acknowledged by Client. Ok to proceed with exception of DTI with compensating factors of XxXXxXX mortgage history, no derogatory accounts, savings of $XXX a month with debts being paid.
XXXXX	5000011847	XXXXX		XXXXX	Credit	1	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% Appraised value on loan approval and XXXX reflects $XXX,XXX; however, AVM provided in loan file reflects $XXX,XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/06/2024	07/14/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	AVM value updated to $XXX,XXX; Updated first mortgage balance as of XX/XX/XX $XXX,XXX.XX resulted in revised CLTV of XX.XXX%	Audit updated the first lien loan balance to $XXX,XXX.XX which results in a CLTV/HCLTV of XX.XX%, which is within guidelines.
XXXXX	5000011847	XXXXX		XXXXX	Credit	1	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% Appraised value on loan approval and XXXX reflects $XXX,XXX; however, AVM provided in loan file reflects $XXX,XXX.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/06/2024	07/14/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	AVM value updated to $XXX,XXX; Updated first mortgage balance as of XX/XX/XX $XXX,XXX.XX resulted in revised CLTV of XX.XXX%	Audit updated the first lien loan balance to $XXX,XXX.XX which results in a CLTV/HCLTV of XX.XX%, which is within guidelines.
XXXXX	5000011995	XXXXX		XXXXX	Credit	2	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The Newly Established XXX account with a monthly payment of $XXX.XX was not included in the Borrowers DTI.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	05/31/2024	07/14/2024	No	No				QM: Higher Priced APOR (APOR HP)	See attached exception request.
Client reviewed exception request and will Acknowledge/downgrade due to compensating factors:  Borrower has stable job time - Borrower has XX.X years on job, FICO of XXX, No mortgage late payment, no derogatory revolving and installment credit. ; Unable to resolve at this time. Management to review exception request.; Audit is unable to resolve without a WVOI reflecting a X year history of bonus income with explanation from employer about bonus income continuing in XXXX.

XXXXX	5000012563	XXXXX		XXXXX	Compliance	1	XXX HLPA High Cost Home Loan Points and Fees Threshold Test
This loan failed the points and fees threshold test due to one of the following findings:
 (XXX HB XXXX, § XX, XX-X-X-X)

The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; or
The home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.
 Fees included in testing:
Loan Origination Fee $XXXX
Discount points $X,XXX.XX
Settlement Fee $XXX
Signing Fee $XXX
Recording service fee.
Cure requires $XXX.XX; Cure package includes PCCD, LOE, copy of check, proof of delivery and to re-open rescission
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/26/2024		No	Yes				QM: Higher Priced APOR (APOR HP)	Rate stack provided.	Undiscounted rate provided; Exception resolved; Undiscounted rate provided; Exception resolved
XXXXX	5000012753	XXXXX		XXXXX	Property	1	XXX Declared XXX Dated Prior to the Note Date, After Appraisal Date	Property located in XXX Declared XXX Area with no subsequent property Inspection.	Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	07/03/2024	07/18/2024	No	Yes				QM: Higher Priced APOR (APOR HP)	XXX inspection attached. No damage.	Received XXX inspection. Exception Resolved.
XXXXX	5000012915	XXXXX		XXXXX	Credit	1	Audited DTI Exceeds Guideline DTI
Audited DTI of XX.XX% exceeds Guideline DTI of XX% DTI exceeds allowable XX% due to lender using lower HOI preXXXum vs signed policy cert in file. Cert in file preXXXum $XXXX.XX however lender used $XXX.
									Resolved				XX/XX/XXXX		XXX	Refinance	Primary Residence		A	A	A	A	A	06/30/2024	07/11/2024	No	Yes				QM: Safe Harbor APOR (APOR SH)
Lender updated the XXX lien payment to include the accurate amount for HOI. Additionally, the income has been updated to use available income that was not used for qualifying. The ratio remains in tolerance. Please see updated XXXX.; See attached escrow analysis in effect prior to closing, showing total XXX lien Annual HOI $XXX.XX or $XX.XX, which aligns with XXXX.

Documentation provided by the Lender is sufficient to resolve the DTI issue. Audit updated the disability income to $X,XXX.XX, which is supported by the XXXX W-X and the HOI preXXXum was updated to $XX.XX per month resulting a DTI of XX.XX%, which is now within guidelines.; Audited DTI of XX.XX% is less than or equal to Guideline DTI of XX%; Documentation provided by the Lender is sufficient to resolve the DTI issue. The annual HOI amount was adjusted to $XXX.XX or $XX.XX per month, which reduced the DTI to XX.XX%.

XXXXX	5000012915	XXXXX		XXXXX	Credit	2	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of XXX.	Acknowledged				XX/XX/XXXX		XXX	Refinance	Primary Residence		B	B	B	B	B	06/30/2024	07/14/2024	No	No				QM: Safe Harbor APOR (APOR SH)
See attached exception request.; Lender updated the XXX lien payment to include the accurate amount for HOI. Additionally, the income has been updated to use available income that was not used for qualifying. The ratio remains in tolerance. Please see updated XXXX.

Client reviewed exception request and will Acknowledge/downgrade due to compensating factors of:  No mortgage late payments, no derogatory revolving and installment accounts, new second lien is saving borrower $XXX a month. ; Unable to resolve at this time. Management to review exception request.
; ; Unable to clear finding. Audit updated income and HOI, however FICO requirement is not met.

XXXXX	5000010005	XXXXX		XXXXX	Compliance	2	Homeownership Counseling Disclosure is missing	The homeownership disclosure is missing	Active				XX/XX/XXXX		XXX	Cash Out: Home Improvement Renovation	Owner occupied		B	B	B	B	B	3/26/2024							Higher Priced QM (APOR)